SCHEDULE OF PAID IN INVESTMENT (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)
Investments, All Other Investments [Abstract]
Funding commitment	$ 1,550	[1]
Fair value of shares upon achieving Performance Milestone	250
Direct costs incurred	100	[2]
Contingent Consideration	1,050	[3]
Total consideration	$ 2,950

[1]	An amount of $911 out of the Funding commitment was wired through December 31, 2020.
[2]	Number of 2,164,502 shares of common stock have been issued as a finder fee in connection with the agreement (see also note 14B3).
[3]	Was determined by the management by using the assistance of third-party appraiser. As the Company’s obligation under such Contingent Consideration provision represent a potential liability to issue a fixed number of its common stock, the obligation was classified within shareholders’ deficit.